Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure of intangible assets [text block] [Abstract]
INTANGIBLE ASSETS

NOTE 12

INTANGIBLE ASSETS

a.	As of December 31, 2020 and 2019, the composition of intangible assets is as follows:

			As of December 31, 2020
	Average remaining useful life	Net opening balance as of January 1, 2020	Gross balance	Accumulated amortization	Net balance
		MCh$	MCh$	MCh$	MCh$

Licenses	-	-	35,997	(35,997)	-
Software development	2	73,389	248,537	(166,000)	82,537

Total		73,389	284,534	(201,997)	82,537

			As of December 31, 2019
	Average remaining useful life	Net opening balance as of January 1, 2019	Gross balance	Accumulated amortization	Net balance
		MCh$	MCh$	MCh$	MCh$

Licenses	-	82	35,997	(35,997)	-
Software development	2	66,841	214,005	(140,616)	73,389

Total		66,923	250,002	(176,613)	73,389 ,

b.	The changes in the value of intangible assets during the periods ended December 31, 2020 and December 31, 2019 is as follows:

b.1 Gross balance

Gross balances	Licenses	Software development	Total
	MCh$	MCh$	MCh$

Balances as of January 1, 2020	35,997	214,005	250,002
Acquisitions	-	35,170	35,170
Disposals and impairment	-	(638)	(638)
Other	-	-	-
Balances as of December 31, 2020	35,997	248,537	284,534

Balances as of January 1, 2019	37,224	181,191	218,415
Acquisitions	-	32,860	32,860
Disposals and impairment	(1,227)	-	(1,227)
Other	-	(46)	(46)
Balances as of December 31, 2019	35,997	214,005	250,002

b.2 Accumulated amortization

Accumulated amortization	Licenses	Software development	Total
	MCh$	MCh$	MCh$

Balances as of January 1, 2020	(35,997)	(140,616)	(176,613)
Year’s amortization	-	(25,384)	(25,384)
Other changes	-	-	-
Balances as of December 31, 2020	(35,997)	(166,000)	201,997

Balances as of January 1, 2019	(37,142)	(114,350)	(151,492)
Year’s amortization	(82)	(26,266)	(26,348)
Other changes	1,227	-	1,227
Balances as of December 31, 2019	(35,997)	(140,616)	(176,613)

c.	The Bank has no restriction on intangible assets as of December 31, 2020 and 2019. Additionally, intangible assets have not been pledged as guarantee for fulfillment of financial liabilities. Also, the Bank has no debt related to Intangible assets as of those dates.